Information by business segment and by geographic area - Investments in associates and joint ventures, intangibles and property, plant and equipment by geographic area (Details) - USD ($)
$ in Millions
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Information by business segment and by geographic area
Investments in associates and joint ventures	$ 3,568	$ 3,696	$ 2,940
Intangible assets and goodwill	8,493	6,871	5,324
Property, plant and equipment	54,878	55,419	$ 54,102
Total	66,939	65,986
Brazil
Information by business segment and by geographic area
Investments in associates and joint ventures	2,993	3,172
Intangible assets and goodwill	6,231	4,720
Property, plant and equipment	33,782	34,509
Total	43,006	42,401
Canada
Information by business segment and by geographic area
Intangible assets and goodwill	2,118	2,002
Property, plant and equipment	10,967	10,267
Total	13,085	12,269
Americas, except Brazil and Canada
Information by business segment and by geographic area
Investments in associates and joint ventures	200	185
Property, plant and equipment	427	30
Total	627	215
Europe
Information by business segment and by geographic area
Property, plant and equipment	394	639
Total	394	639
Indonesia
Information by business segment and by geographic area
Property, plant and equipment	2,787	2,972
Total	2,787	2,972
Asia, except Indonesia
Information by business segment and by geographic area
Investments in associates and joint ventures	372	339
Property, plant and equipment	1,100	1,201
Total	1,472	1,540
Australia
Information by business segment and by geographic area
Property, plant and equipment	45	43
Total	45	43
New Caledonia
Information by business segment and by geographic area
Property, plant and equipment	2,965	3,087
Total	2,965	3,087
Mozambique
Information by business segment and by geographic area
Intangible assets and goodwill	143	149
Property, plant and equipment	1,532	1,715
Total	1,675	1,864
Oman
Information by business segment and by geographic area
Intangible assets and goodwill	1
Property, plant and equipment	868	956
Total	869	$ 956
Other regions
Information by business segment and by geographic area
Investments in associates and joint ventures	3
Property, plant and equipment	11
Total	$ 14